Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity.
Stockholders' Equity

Note 19—Stockholders' Equity

        During the year ended December 31, 2013, PennyMac unitholders exchanged 8,035,000 Class A units for PFSI Class A common stock. The effect of the exchanges reduced the percentage of the Noncontrolling interest in Private National Mortgage Acceptance Company, LLC from 83.16% at the date of the IPO to 72.57% at December 31, 2013.